Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2015
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years